Assets Measured at Fair Value on Non-recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of property, plant and equipment	¥ (1,518)	¥ (286)	¥ (241)
Losses on impairment of goodwill	(729)
Non-marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of securities (Notes 3 and 4)	(109)	(1)	(2)
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment	50		116
Non-marketable equity securities	24	0	1
Goodwill
Losses on impairment of property, plant and equipment	(1,518)	(286)	(241)
Losses on impairment of goodwill	(729)
Fair Value, Measurements, Nonrecurring | Non-marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses on impairment of securities (Notes 3 and 4)	(109)	(1)	(2)
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment	50		116
Non-marketable equity securities	24	0	1
Goodwill